Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	$ 31,020,663	$ 1,046,581	$ 27,968,705	$ 25,011,788
Adjustments for:
Depreciation expense	28,747,518	969,890	28,961,614	28,938,770
Amortization expense	457,666	15,441	508,823	579,894
Net loss (gain) on fair value change of financial assets and liabilities at fair value through profit or loss	2,783,902	93,924	(447,559)	(2,472,835)
Finance costs	1,799,494	60,712	2,261,075	2,312,143
Interest income	(306,871)	(10,353)	(230,067)	(242,084)
Dividend income	(59,039)	(1,992)	(26,411)	(396,973)
Compensation cost of employee share options	438,765	14,803	470,788	133,496
Share of profit of associates and joint ventures	(525,782)	(17,739)	(1,503,910)	(126,265)
Loss (gain) on disposal of property, plant and equipment	(348,070)	(11,743)	131,044	126,132
Impairment loss recognized on financial assets	77,101	2,601	91,886	8,232
Reversal of impairment loss on financial assets			(28,022)
Impairment loss recognized on non- financial assets	1,113,499	37,568	1,340,011	610,140
Gain on disposal of subsidiaries	(5,589,457)	(188,578)
Net loss (gain) on foreign currency exchange	(2,356,480)	(79,503)	(407,160)	1,358,777
Others	1,172,005	39,541	900,378	1,242,110
Financial assets held for trading	(226,049)	(7,626)	1,052,111	4,162,522
Trade receivables	(4,066,374)	(137,192)	(6,184,873)	7,982,736
Other receivables	(330,491)	(11,150)	(211,755)	55,112
Inventories	(2,907,848)	(98,106)	3,156,759	(5,128,726)
Other current assets	(781,477)	(26,366)	(24,517)	407,017
Financial liabilities held for trading	(3,874,662)	(130,724)	(2,952,116)	(1,725,606)
Trade payables	4,753,270	160,367	1,665,420	(1,272,717)
Other payables	685,398	23,124	1,380,205	(814,809)
Other current liabilities	211,145	7,124	(2,347,599)	2,545,312
Other operating activities items	27,538	929	(407,143)	(247,024)
Cash generated from operations	51,915,364	1,751,533	55,117,687	63,047,142
Interest received	236,746	7,987	228,509	253,289
Dividend received	1,929,218	65,088	4,043,644	499,918
Interest paid	(1,666,759)	(56,234)	(2,043,870)	(2,067,955)
Income tax paid	(4,983,769)	(168,144)	(5,238,103)	(4,184,089)
Net cash generated from operating activities	47,430,800	1,600,230	52,107,867	57,548,305
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of financial assets designated as at fair value through profit or loss	(61,308,095)	(2,068,424)	(64,853,336)	(100,842,813)
Proceeds on sale of financial assets designated as at fair value through profit or loss	61,601,865	2,078,335	66,472,870	102,139,161
Purchase of available-for-sale financial assets	(902,648)	(30,454)	(1,590,928)	(1,273,510)
Proceeds on sale of available-for-sale financial assets	1,121,517	37,838	867,336	2,761,145
Cash received from return of capital by available-for-sale financial assets	16,175	546	28,927	44,511
Acquisition of associates and joint ventures			(16,041,463)	(35,673,097)
Net cash outflow on acquisition of subsidiaries			(73,437)
Net cash inflow from disposal of subsidiaries	7,020,883	236,872
Payments for property, plant and equipment	(24,699,240)	(833,308)	(26,714,163)	(30,280,124)
Proceeds from disposal of property, plant and equipment	1,488,210	50,210	670,200	243,031
Payments for intangible assets	(337,984)	(11,403)	(513,893)	(491,135)
Proceeds from disposal of intangible assets	34,690	1,170	25,646
Payments for investment properties	(186,522)	(6,293)
Decrease (increase) in other financial assets	236,227	7,970	(1,231,186)	358,266
Increase in other non-current assets	(171,320)	(5,780)	(206,031)	(336,864)
Net cash used in investing activities	(16,086,242)	(542,721)	(43,159,458)	(63,351,429)
CASH FLOWS FROM FINANCING ACTIVITIES
Net repayment of short-term borrowings	(2,038,993)	(68,792)	(10,640,229)	(8,532,792)
Net proceeds from (repayment of) short-term bills payable			(4,348,054)	4,348,054
Proceeds from issue of bonds	8,000,000	269,906	9,000,000	6,136,425
Repayment of bonds payable	(9,123,972)	(307,826)	(10,365,135)
Proceeds from long-term borrowings	35,394,158	1,194,135	62,282,917	39,887,570
Repayment of long-term borrowings	(51,867,539)	(1,749,917)	(52,924,902)	(22,926,660)
Dividends paid	(11,214,221)	(378,348)	(12,243,766)	(15,297,474)
Proceeds from issue of ordinary shares	10,290,000	347,166
Proceeds from exercise of employee share options	1,439,819	48,577	995,832	1,285,102
Payments for acquisition of treasury shares				(5,333,406)
Proceeds from partial disposal of interests in subsidiaries				8,910,346
Decrease in non-controlling interests	(246,440)	(8,314)	(3,063,623)	(232,148)
Other financing activities items	43,761	1,476	219,940	391,322
Net cash generated from (used in) financing activities	(19,323,427)	(651,937)	(21,087,020)	8,636,339
EFFECTS OF EXCHANGE RATE CHANGES ON THE BALANCE OF CASH AND CASH EQUIVALENTS HELD IN FOREIGN CURRENCY	(4,335,589)	(146,275)	(4,720,046)	723,556
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	7,685,542	259,297	(16,858,657)	3,556,771
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	38,392,524	1,295,294	55,251,181	51,694,410
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 46,078,066	$ 1,554,591	$ 38,392,524	$ 55,251,181